Schedule of Investments (unaudited) September 30, 2019	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.1%

Aerospace & Defense — 1.1%
BAE Systems plc, ADR(a)	133,889	$3,774,331

Automobiles — 1.0%
General Motors Co.	91,310	3,422,299

Banks — 12.3%
Citigroup, Inc.(a)	142,844	9,867,663
JPMorgan Chase & Co.	109,957	12,940,839
Regions Financial Corp.	227,969	3,606,470
Wells Fargo & Co.	304,608	15,364,427

		41,779,399

Beverages — 3.0%
Molson Coors Brewing Co., Class B(a)	117,204	6,739,230
PepsiCo, Inc.	26,469	3,628,900

		10,368,130

Biotechnology — 0.9%
Biogen, Inc.(b)	13,247	3,084,167

Building Products — 0.9%
Masco Corp.	76,584	3,192,021

Capital Markets — 2.3%
E*TRADE Financial Corp.	110,388	4,822,852
Morgan Stanley	73,436	3,133,514

		7,956,366

Chemicals — 2.8%
Akzo Nobel NV, ADR	32,684	968,427
Corteva, Inc.(b)	248,789	6,966,092
Dow, Inc.	36,001	1,715,448

		9,649,967

Communications Equipment — 2.2%
Cisco Systems, Inc.	151,597	7,490,408

Construction & Engineering — 1.0%
Quanta Services, Inc.(a)	87,052	3,290,566

Consumer Finance — 1.7%
Ally Financial, Inc.	72,995	2,420,514
Capital One Financial Corp.	35,140	3,197,037

		5,617,551

Diversified Financial Services — 0.6%
AXA Equitable Holdings, Inc.(a)	87,858	1,946,933

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	85,620	3,239,861
Verizon Communications, Inc.	226,088	13,646,671

		16,886,532

Electric Utilities — 3.6%
Exelon Corp.	128,280	6,197,207
FirstEnergy Corp.(a)	126,726	6,111,995

		12,309,202

Electrical Equipment — 2.5%
ABB Ltd., ADR(a)	262,724	5,167,781
Hubbell, Inc.	24,813	3,260,428

		8,428,209

Food & Staples Retailing — 0.8%
Walgreens Boots Alliance, Inc.	50,841	2,812,016

Security	Shares	Value

Food Products — 3.2%(a)
Conagra Brands, Inc.	119,601	$3,669,359
Kellogg Co.	112,052	7,210,546

		10,879,905

Health Care Equipment & Supplies — 8.2%
Alcon, Inc.(a)(b)	49,373	2,877,952
Baxter International, Inc.(a)	57,429	5,023,314
Koninklijke Philips NV, NYRS(a)	127,615	5,886,880
Medtronic plc	39,582	4,299,397
Zimmer Biomet Holdings, Inc.(a)	71,614	9,830,454

		27,917,997

Health Care Providers & Services — 2.5%
Humana, Inc.	8,240	2,106,721
Laboratory Corp. of America Holdings(b)	37,985	6,381,480

		8,488,201

Household Durables — 1.9%
Sony Corp., ADR(a)	110,668	6,543,799

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp.	486,276	7,945,750

Industrial Conglomerates — 1.3%
Siemens AG, ADR(a)	84,760	4,541,865

Insurance — 6.2%
American International Group, Inc.	55,030	3,065,171
Assured Guaranty Ltd.	40,997	1,822,727
Brighthouse Financial, Inc.(b)	39,574	1,601,560
Hartford Financial Services Group, Inc. (The)	82,748	5,015,356
MetLife, Inc.	109,250	5,152,230
Willis Towers Watson plc(a)	22,751	4,390,260

		21,047,304

IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	41,506	2,501,359

Media — 4.6%
Comcast Corp., Class A	235,768	10,628,421
DISH Network Corp., Class A(b)	59,030	2,011,152
Interpublic Group of Cos., Inc. (The)	134,819	2,906,698

		15,546,271

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	269,540	2,579,498

Multiline Retail — 2.0%
Dollar Tree, Inc.(b)	44,390	5,067,563
Kohl’s Corp.	37,970	1,885,590

		6,953,153

Oil, Gas & Consumable Fuels — 8.4%
BP plc, ADR(a)	246,900	9,379,731
ConocoPhillips	99,834	5,688,541
Marathon Oil Corp.	126,228	1,548,818
Marathon Petroleum Corp.	37,544	2,280,798
Suncor Energy, Inc.(a)	108,118	3,414,366
Williams Cos., Inc. (The)	260,229	6,261,110

		28,573,364

Personal Products — 0.7%
Unilever NV, NYRS(a)	39,640	2,379,589

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.(a)	53,930	2,734,790
Novartis AG, ADR(a)	32,989	2,866,744
Pfizer, Inc.	304,416	10,937,667

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi, ADR(a)	62,940	$2,916,010

		19,455,211

Semiconductors & Semiconductor Equipment — 1.0%
QUALCOMM, Inc.	45,505	3,471,121

Software — 1.6%
Oracle Corp.	96,340	5,301,590

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	25,070	2,756,697

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	13,194	2,955,060

Tobacco — 0.6%
Altria Group, Inc.	50,530	2,066,677

Security	Shares	Value

Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.	136,366	$3,518,243

Total Common Stocks — 96.1% (Cost: $300,757,385)		327,430,751

Total Long-Term Investments — 96.1% (Cost: $300,757,385)		327,430,751

Short-Term Securities — 17.6%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	12,841,214	12,841,214
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)	46,980,927	46,990,323

Total Short-Term Securities — 17.6% (Cost: $59,831,541)		59,831,537

Total Investments — 113.7% (Cost: $360,588,926)		$387,262,288

Liabilities in Excess of Other Assets — (13.7)%		(46,658,136)

Net Assets —100.0%		$340,604,152

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	16,423,075	(3,581,861)	12,841,214	$12,841,214	$230,986		$—		$—
SL Liquidity Series, LLC, Money Market Series	18,439,265	28,541,662	46,980,927	46,990,323	49,874	(b)	7,215		11

				$59,831,537	$280,860		$7,215		$11

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Basic Value V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$327,430,751	$—	$—	$327,430,751
Short-Term Securities	12,841,214	—	—	12,841,214

Subtotal	$340,271,965	$—	$—	$340,271,965

Investments Valued at Net Asset Value (“NAV”)(b)				46,990,323

Total Investments				$387,262,288

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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